SHORT-TERM BANK LOANS (Tables)	12 Months Ended
Dec. 31, 2017
SHORT-TERM BANK LOANS
Schedule of short-term bank loans

	As at December 31
	2016	2017	2017
	RMB	RMB	US$
Short-term bank loans guaranteed by subsidiaries within the Group	300,000	580,000	89,144
Short-term bank loans guaranteed by a senior executive (Note 20)	40,000	—	—
Short-term bank loans pledged by deposit	118,000	636,384	97,811

	458,000	1,216,384	186,955